Fair value measurement - Non-recurring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair Value Measurement
Impairment charges for equity investments without readily determinable fair value	¥ 18,540,000	$ 2,688		¥ 1,022,098,000
Impairment losses from equity investments accounted for using equity method	59,651,000		¥ 264,292,000	79,875,000
Impairment loss on the long-lived assets	0		2,247,738,000	855,988,000
Impairment of goodwill	0		2,501,100,000	0
Nonrecurring | Level 3
Fair Value Measurement
Impairment charges for equity investments without readily determinable fair value	18,540,000		0	1,022,098,000
Impairment losses from equity investments accounted for using equity method	59,651,000		264,292,000	79,875,000
Impairment loss on the long-lived assets	¥ 17,736,000		2,535,959,000	¥ 891,180,000
Value of input used to measure goodwill	16	16
Impairment of goodwill			¥ 2,501,100,000
Nonrecurring | Level 3 | Privately held investments | Minimum
Fair Value Measurement
Measurement input	15	15
Nonrecurring | Level 3 | Privately held investments | Maximum
Fair Value Measurement
Measurement input	20	20